U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

May 4, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Monetta Trust (the "Trust")
File Nos.:  033-54822 and 811-07360

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for Monetta Fund and Monetta Young Investor Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 48 to the Trust's Registration Statement on Form N‑1A, which was electronically filed with the Commission on April 25, 2018 and became effective on April 30, 2018.

If you have any questions or require further information, please do not hesitate to contact me at (414) 765-5586.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Monetta Trust